FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2025
FAIR VALUE
Schedule of inputs for fair value measurements of assets

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 29,	Active Market for	Observable	Unobservable
Description	2024	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$936,488	$—	$936,488	$—
Available-for-sale investments	22,750	—	22,750	—
Long-term investments
Fair value option investments	19,494	—	19,494	—
Available-for-sale investments	151,263	—	—	151,263

Total	$1,129,995	$—	$978,732	$151,263

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2025	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$1,401,764	$—	$1,401,764	$—
Long-term investments
Fair value option investments	11,397	—	—	11,397
Available-for-sale investments	139,002	—	—	139,002

Total	$1,552,163	$—	$1,401,764	$150,399

Schedule of roll forward of Level 3 instruments

Balance as of February 28, 2023	$106,675
Purchases	61,688
Disposal	(7,206)
Changes in fair value	1,368
Impairment loss	(10,011)
Foreign exchange difference	(1,251)

Balance as of February 29, 2024	$151,263
Purchases	11,897
Changes in fair value	(3,410)
Impairment loss	(8,692)
Foreign exchange difference	(659)
Balance as of February 28, 2025	$150,399